Homestead Funds, Inc.
Supplement Dated November 14, 2011
To the Prospectus Dated May 1, 2011

This supplement revises certain information regarding the Daily Income Fund and the Growth Fund contained in the above-referenced Prospectus. Please read this supplement carefully and keep it with your Prospectus for future reference. You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at www.homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, IFS8-305, Arlington, Virginia 22203.

Daily Income Fund
1. Effective immediately, the section titled “Daily Income Fund – Fund Summaries – EXPENSE EXAMPLE” on page 2 of the Prospectus is deleted in its entirety and replaced with the following:
EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Daily Income Fund	25	175	340	816

Growth Fund
2. Effective immediately, the section titled “Growth Fund – Fund Summaries – EXPENSE EXAMPLE” on page 14 of the Prospectus is deleted in its entirety and replaced with the following:
EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Growth Fund	97	362	649	1,464